RELATED PARTY TRANSACTIONS - Summary of Net Amounts Charged By Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Net amounts charged by related party	$ 50,679	$ 46,963	$ 40,151
Frontline Management (Bermuda) Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	3,687	4,210	6,521
Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	29,484	27,977	25,564
Seateam Management Pte Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	3,783	3,103	2,638
Seatankers Management Co, Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	12,325	9,696	4,216
Golden Opus Inc. [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	0	1,286	1,114
Capesize Chartering Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	62	57	98
Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	$ 1,338	$ 634	$ 0